UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 127.8%

New York — 127.6%
Corporate — 3.3%
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$930	$978,192
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	1,875	2,132,119
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	12,070	14,305,364

		17,415,675
County/City/Special District/School District — 17.7%
City of New York, GO, Refunding, Series E, 5.50%, 08/01/25	5,435	6,147,365
City of New York, GO:
Series A-1, 5.00%, 08/01/35	1,950	2,067,916
Series E-1, 5.00%, 03/01/44	1,625	1,795,723
Sub-Series A-1, 5.00%, 08/01/33	2,100	2,304,918
Sub-Series D-1, 5.00%, 10/01/33	8,350	8,906,277
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	1,300	1,429,896
Refunding, Fiscal 2012, Series I, 5.00%, 08/01/32	490	529,891
Refunding, Fiscal 2014, Series E, 5.00%, 08/01/32	2,040	2,241,940
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/45	13,995	15,257,629
City of New York Industrial Development Agency, RB, PILOT:
(AMBAC), 5.00%, 01/01/39	1,750	1,773,083
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	1,000	1,006,720
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/40	7,370	8,058,874
City of New York Industrial Development Agency, RB, PILOT, Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,650	9,701,434
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/56(a)	7,825	1,372,114

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	$5,000	$2,084,500
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/43(a)	4,330	1,456,006
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,400	6,415,232
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	2,250	2,253,510
County of Nassau New York, GO, Series A, 5.00%, 01/15/31	1,770	1,979,214
Hudson Yards Infrastructure Corp., Refunding RB, Fiscal 2017, Series A, 5.00%, 02/15/42	2,150	2,359,044
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, 0.00%, 11/15/48(a)	3,550	879,477
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,733,452
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,112,840
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,270,480
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	1,090	1,122,537
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	3,725	3,958,259

		93,218,331
Education — 25.3%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	269,520
5.00%, 12/01/32	100	107,469
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	2,000	2,094,980
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	525	569,856

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., Refunding RB (continued):
Manhattan College Project, 4.00%, 08/01/42	$975	$945,828
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	109,095
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	2,265	2,495,532
American Museum of Natural History, 5.00%, 07/01/41	825	907,170
Carnegie Hall, 4.75%, 12/01/39	3,550	3,628,064
Wildlife Conservation Society, 5.00%, 08/01/42	750	812,767
City of New York Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,208,996
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,740	5,966,902
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 05/01/31	2,305	2,469,093
5.25%, 05/01/32	1,000	1,067,430
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project:
5.00%, 05/01/28	750	860,865
Series A, 5.00%, 05/01/29	4,060	4,640,621
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,107,829
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	685	757,357
5.00%, 07/01/48	1,030	1,134,390

Security	Par (000)	Value
Education (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	$1,180	$1,303,817
4.00%, 07/01/46	2,235	2,234,911
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	815	892,132
5.00%, 07/01/43	2,940	3,205,453
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 07/01/21(b)	3,885	4,129,405
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project:
Series A, 5.00%, 07/01/23(b)	1,440	1,616,400
Series A, 4.00%, 07/01/39	500	499,975
Series C, 4.00%, 07/01/43	1,000	989,120
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,278,750
5.00%, 12/01/36	1,150	1,229,062
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	500	535,345
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(b):
5.25%, 01/01/21	860	916,425
5.50%, 01/01/21	500	535,435
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	675	702,648
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,232,575
Fordham University, Series A, 5.00%, 07/01/21(b)	325	349,635
Fordham University, Series A, 5.50%, 07/01/21(b)	1,550	1,687,469
General Purpose, Series A, 5.00%, 02/15/36	5,500	5,992,250
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	520	575,349

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, RB (continued):
New School (AGM), 5.50%, 07/01/20(b)	$4,050	$4,276,597
New York University Mount Sinai School of Medicine, 5.13%, 07/01/19(b)	665	679,018
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	4,580	5,643,476
New York University, Series B, 5.00%, 07/01/19(b)	1,000	1,020,600
New York University, Series B, 5.00%, 07/01/37	600	648,030
New York University, Series B, 5.00%, 07/01/42	3,240	3,489,966
Series B, 5.00%, 02/15/37	2,130	2,371,457
State University Dormitory Facilities, Series A, 5.00%, 07/01/35	800	833,840
State University Dormitory Facilities, Series A, 5.00%, 07/01/40	2,035	2,114,304
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	1,500	1,590,030
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	1,000	1,083,740
Barnard College, Series A, 5.00%, 07/01/34	1,150	1,278,397
Barnard College, Series A, 4.00%, 07/01/37	240	242,230
Barnard College, Series A, 5.00%, 07/01/43	2,500	2,731,925
Cornell University, Series A, 5.00%, 07/01/40	700	728,322
Fordham University, 5.00%, 07/01/44	2,130	2,315,587
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,508,892
New York University, Series A, 5.00%, 07/01/31	3,955	4,293,192
New York University, Series A, 5.00%, 07/01/37	4,775	5,157,239
Pratt Institute, 5.00%, 07/01/46	910	983,856
Rochester Institute of Technology, 5.00%, 07/01/42	750	803,535

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
St. John’s University, Series A, 5.00%, 07/01/37	$2,240	$2,449,216
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	4,195	4,678,180
State University Dormitory Facilities, Series A, 5.25%, 07/01/31	8,735	9,732,974
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	1,490	1,594,211
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	2,315	2,565,182
State University Dormitory Facilities, Series B, 5.00%, 07/01/32	500	559,975
State University Dormitory Facilities, Series B, 5.00%, 07/01/33	1,140	1,273,095
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	1,475	1,635,568
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,645	1,792,014

		133,134,568
Health — 9.4%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	2,200	2,271,368
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 04/01/30	250	263,925
5.50%, 04/01/34	490	517,293
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	3,290	3,157,051
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	800	759,448
5.00%, 12/01/46	1,280	1,365,773
Series A, 5.00%, 12/01/32	830	887,685

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project (continued):
Series A, 5.00%, 12/01/37	$350	$371,707
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	5,650	6,033,239
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	625	669,113
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	1,877,209
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 03/15/19(b)	2,000	2,023,480
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	3,450	3,657,069
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	1,100	1,170,499
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 05/01/19(b)	2,075	2,113,139
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,030,130
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	300	309,039
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,625	2,910,757
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	4,000	4,280,760
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(b)	9,220	9,923,025

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	$3,525	$3,859,910

		49,451,619
Housing — 4.3%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	6,865	7,411,248
5.00%, 07/01/33	1,675	1,784,394
City of New York Housing Development Corp., Refunding RB:
M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	1,230	1,256,175
Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43(c)	4,370	4,290,947
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,445	2,451,235
State of New York HFA, RB:
Affordable M/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	1,045	1,030,704
Green Bonds, Series H, 4.15%, 11/01/43	1,650	1,652,343
Green Bonds, Series H, 4.20%, 11/01/48	1,095	1,096,555
St. Philip’s Housing, Series A, M/F Housing, AMT, 4.65%, 11/15/38	1,500	1,500,450

		22,474,051
State — 20.3%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/39	1,500	1,511,220
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	2,510	2,750,659
City of New York Transitional Finance Authority, Fiscal 2014, Sub-Series B-1:
BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/33	5,500	5,541,140

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
City of New York Transitional Finance Authority, Fiscal 2014, Sub-Series B-1 (continued):
BARB, Series S-3, 5.25%, 07/15/36	$1,910	$2,193,043
City of New York Transitional Finance Authority Building Aid Revenue, BARB, Fiscal 2015, Series S-1, 5.00%, 07/15/37	2,000	2,174,000
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series A-3, 4.00%, 07/15/38	5,460	5,468,463
City of New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,091,690
5.00%, 11/01/36	1,690	1,848,471
Fiscal 2016, 5.00%, 11/01/38	4,000	4,398,160
Future Tax Secured Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	1,025	1,141,143
Future Tax Secured, Sub-Series A, 4.00%, 08/01/43	3,320	3,294,038
Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/42	5,495	6,049,665
City of New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,470	1,641,461
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
Series A-2, 5.00%, 08/01/38	4,105	4,555,524
Sub-Series B-2, 5.00%, 08/01/45	2,380	2,618,619
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19(b)	1,500	1,547,790
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,834,438
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	3,835	3,989,474
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/39	1,610	1,795,987
Bid Group 3, Series A, 5.00%, 03/15/43	1,560	1,733,628
Bidding Group Bond, 4.00%, 02/15/46	2,835	2,825,531
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,067,910

Security	Par (000)	Value
State (continued)
State of New York Dormitory Authority, RB (continued):
General Purpose, Series B, 5.00%, 03/15/42	$7,500	$7,962,225
Group 4, Series A, 5.00%, 03/15/45	3,335	3,697,815
Master BOCES Program Lease (AGC), 5.00%, 08/15/19(b)	1,750	1,793,050
Sales tax, Group B, Series A, 5.00%, 03/15/38	3,245	3,600,327
Sales Tax, Series A, 5.00%, 03/15/41	8,550	9,420,988
Sales Tax, Series A, 4.00%, 03/15/45	3,900	3,908,112
Series A, 5.00%, 02/15/42	3,000	3,284,940
Series B, 5.00%, 03/15/37	2,000	2,203,500
State Personal Income Tax, Series A, 5.00%, 02/15/43	1,000	1,086,970
State of New York Dormitory Authority, Refunding RB, Series C, 5.00%, 03/15/38	3,850	4,307,765
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	2,000	2,184,020

		106,521,766
Tobacco — 2.4%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	425	450,262
Series A-2B, 5.00%, 06/01/51	800	817,176
Series B, 5.00%, 06/01/45	1,820	1,895,639
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	2,190	2,142,083
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,650	1,743,935
5.25%, 05/15/40	2,250	2,358,787
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	3,325	3,084,835

		12,492,717

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation — 28.5%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/47	$1,545	$1,683,061
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	3,860,010
Series A, 5.00%, 11/15/21(b)	1,000	1,085,170
Series A, 5.00%, 05/15/23(b)	1,000	1,120,700
Series A-1, 5.25%, 11/15/23(b)	2,565	2,929,410
Series A-1, 5.25%, 11/15/23(b)	2,840	3,243,479
Series C, 6.50%, 11/15/28	615	616,058
Series D, 5.25%, 11/15/21(b)	765	835,747
Series E, 5.00%, 11/15/38	7,785	8,342,095
Series E, 5.00%, 11/15/43	4,000	4,252,000
Series H, 5.00%, 11/15/22(b)	930	1,031,556
Series H, 5.00%, 11/15/31	760	819,470
Sub-Series B, 5.00%, 11/15/23(b)	3,250	3,673,247
Metropolitan Transportation Authority, Refunding RB:
Green Bond, SubSeries B-1, 5.00%, 11/15/51	2,815	3,073,473
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	3,000	3,110,610
Green Bonds, Series A-1, 5.25%, 11/15/56	2,610	2,838,114
Green Bonds, Series A-1, 5.25%, 11/15/57	1,795	1,962,671
Series B, 5.00%, 11/15/37	2,120	2,319,301
Series D, 5.25%, 11/15/20(b)	1,000	1,063,900
Series D, 5.25%, 11/15/21(b)	2,685	2,933,309
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,947,420
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	3,777,165

Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	$2,155	$2,246,501
5.00%, 07/01/46	10,845	11,283,246
5.25%, 01/01/50	920	968,190
(AGM), 4.00%, 07/01/41	1,575	1,558,714
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	420	427,371
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,608,575
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,059,290
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,502,940
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,485,910
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,241,620
179th Series, 5.00%, 12/01/38	1,390	1,533,851
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	735	720,432
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	809,168
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,069,420
Consolidated, 195th Series, AMT, 5.00%, 04/01/36	1,500	1,643,460
Series G, JFK International Air Terminal (AGM), 5.75%, 12/01/25	3,500	3,639,790
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	2,110	2,285,278
5.25%, 01/01/56	2,940	3,197,309
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/37	4,225	4,454,544
General, Series I, 5.00%, 01/01/42	3,250	3,416,562
General, Series J, 5.00%, 01/01/41	6,275	6,820,862
General, Series K, 5.00%, 01/01/29	2,225	2,472,309
General, Series K, 5.00%, 01/01/31	1,500	1,657,845

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
State of New York Thruway Authority, Refunding RB (continued):
General, Series K, 5.00%, 01/01/32	$1,500	$1,649,895
Series L, 5.00%, 01/01/33	490	554,562
Series L, 5.00%, 01/01/34	840	947,142
Series L, 5.00%, 01/01/35	970	1,089,650
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,117,010
5.00%, 11/15/45	1,500	1,653,975
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	9,590	5,576,585
General, Series A, 5.00%, 11/15/38	1,000	1,083,400
General, Series A, 5.25%, 11/15/45	1,460	1,641,653
General, Series A, 5.00%, 11/15/50	4,500	4,915,980
General, Series C, 5.00%, 11/15/18(b)	1,235	1,236,482
General, Series C, 5.00%, 11/15/38	765	765,918
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	1,050	1,187,057
Sub-Series A, 5.00%, 11/15/29	875	961,940

		150,002,402
Utilities — 16.4%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	2,455	2,756,278
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	3,000	3,274,830
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,040,540
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 06/15/31	1,500	1,561,305
Fiscal 2011, Series GG, 5.00%, 06/15/21(b)	1,000	1,073,250

Security	Par (000)	Value
Utilities (continued)
City of New York Water & Sewer System, Refunding RB, Series EE, 5.00%, 06/15/40	$5,170	$5,736,684
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,185	1,287,716
Long Island Power Authority, RB, Electric Systems:
5.00%, 09/01/35	2,000	2,238,800
5.00%, 09/01/37	3,825	4,254,815
General, 5.00%, 09/01/47	1,075	1,171,793
General, 5.00%, 09/01/36	975	1,078,204
General, 5.00%, 09/01/42	335	366,480
General, Series A (AGM), 5.00%, 05/01/21(b)	3,775	4,039,967
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.00%, 09/01/34	1,000	1,095,010
Electric System, Series B, 5.00%, 09/01/41	590	642,958
Electric System, Series B, 5.00%, 09/01/46	785	852,675
Electric Systems, Series A (AGC), 5.75%, 04/01/19(b)	1,015	1,031,392
General, Electric Systems, Series A (AGC), 6.00%, 05/01/19(b)	1,500	1,530,900
State of New York Environmental Facilities Corp., RB, Green Bonds, Series B:
5.00%, 03/15/45	5,145	5,659,088
Revolving Funds, 5.00%, 09/15/40	1,195	1,318,013
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	2,100	2,235,009
Series A, 5.00%, 06/15/40	4,275	4,730,630
Series A, 5.00%, 06/15/45	18,920	20,877,085
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,280,390

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$9,960	$10,780,505

		85,914,317

Total Municipal Bonds in New York Guam — 0.2%		670,625,446

Utilities — 0.2%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20(b)	1,380	1,453,871

Total Municipal Bonds — 127.8% (Cost — $655,353,399)		672,079,317

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 39.4%
County/City/Special District/School District — 7.2%
City of New York, GO:
Sub-Series C-3 (AGC), 5.75%, 02/15/19(b)(e)	916	926,161
Sub-Series C-3 (AGC), 5.75%, 08/15/28	13,484	13,636,126
Sub-Series I-1, 5.00%, 03/01/36	3,500	3,833,288
Refunding Series E, 5.00%, 08/01/19(b)	309	315,641
Refunding Series E, 5.00%, 08/01/27	755	772,250
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,500	3,908,082
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:(e)
5.75%, 02/15/21(b)	6,030	6,485,990
5.75%, 02/15/47	3,709	3,989,984
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	3,645	3,921,668

		37,789,190

Security	Par (000)	Value
Education — 2.6%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	$1,981	$2,165,517
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A:
5.25%, 07/01/19(b)	6,000	6,134,130
5.00%, 07/01/35	5,198	5,520,816

		13,820,463
State — 9.7%
City of New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	4,125	4,369,778
Sub-Series F-1, 5.00%, 05/01/38	4,123	4,564,275
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,995	8,934,573
4.00%, 10/15/32	8,000	8,322,280
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19(b)	7,850	7,963,707
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	2,000	2,291,120
General Purpose, Series C, 5.00%, 03/15/41	1,650	1,738,646
Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 02/15/33	6,297	6,307,799
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	4,500	5,091,345
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	1,001	1,101,110

		50,684,633
Transportation — 13.7%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,000	19,401,936
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	3,900	4,307,446
Consolidated, 210th Series, 5.00%, 09/01/48	4,760	5,286,575

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/25	$7,990	$8,515,408
Consolidated, Series 169th, 5.00%, 10/15/26	6,000	6,396,600
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	3,940	4,220,577
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/46	15,000	16,468,500
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	6,675	7,412,054

		72,009,096
Utilities — 6.2%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	9,900	10,508,289
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,991	4,254,445
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	2,760	2,813,075
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2018, 5.00%, 06/15/38(e)	1,391	1,544,704

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	$5,998	$6,489,670
Restructuring, Series A, 5.00%, 12/15/35	3,500	3,912,843
Restructuring, Series B, 4.00%, 12/15/35	2,980	3,086,550

		32,609,576

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.4% (Cost — $205,178,746)		206,912,958

Total Long-Term Investments — 167.2% (Cost — $860,532,145)		878,992,275

	Shares
Short-Term Securities — 0.6%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.42%(f)(g)	3,228,316	3,228,316

Total Short-Term Securities — 0.6% (Cost — $3,228,316)		3,228,316

Total Investments — 167.8% (Cost — $863,760,461)		882,220,591
Other Assets Less Liabilities — 0.7%		3,528,852
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.4)%		(112,731,106)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (47.1)%		(247,357,308)

Net Assets Applicable to Common Shares — 100.0%		$525,661,029

(a)	Zero-coupon bond.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire between February 15, 2019 and June 15, 2025, is $13,509,011.

(f)	Annualized 7-day yield as of period end.

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

(g)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 7/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	3,228,316	3,228,316	$3,228,316	$—	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,731,322	(2,731,322)	—	—	8,874	87	(361)

				$3,228,316	$8,874	$87	$(361)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	34	12/19/18	$4,027	$35,764
Long U.S. Treasury Bond	121	12/19/18	16,713	385,837
5-Year U.S. Treasury Note	59	12/31/18	6,631	24,998

				$446,599

10

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

BOCES — Board of Cooperative Educational Services

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

ERB — Education Revenue Bonds

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

11

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$878,992,275	$—	$878,992,275
Short-Term Securities	3,228,316	—	—	3,228,316

	$3,228,316	$878,992,275	$—	$882,220,591

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$446,599	$—	$—	$446,599

Total	$446,599	$—	$—	$446,599

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(112,397,383)	$—	$(112,397,383)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(360,097,383)	$—	$(360,097,383)

During the period ended October 31, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock MuniYield New York Quality Fund, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock MuniYield New York Quality Fund, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews

 Chief Financial Officer (principal financial officer) of

 BlackRock MuniYield New York Quality Fund, Inc.

Date: December 19, 2018